Intangible Assets, net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Intangible Assets Net Details Narrative
Amortization expense	$ 11,250	$ 22,500	$ 11,250	$ 22,500